Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued project costs and royalties	SFr 2,167	SFr 3,410
Accrued payroll and bonuses	4,763	6,002
Other	571	563
Accrued expenses	SFr 7,501	SFr 9,975